Property, Plants and Equipment - Schedule of Future Lease Payments Finance Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure of finance lease and operating lease by lessor [Line Items]
Gross	$ 110,278	$ 132,708	$ 123,619
Interest	5,786	7,518	13,308
Present Value	104,492	125,190	110,311
Less than one year [Member]
Disclosure of finance lease and operating lease by lessor [Line Items]
Gross	26,991	43,076	32,404
Interest	344	582	4,708
Present Value	26,647	42,494	27,696
From One to Five Years [Member]
Disclosure of finance lease and operating lease by lessor [Line Items]
Gross	83,287	87,888	63,302
Interest	5,442	6,928	7,861
Present Value	$ 77,845	80,960	55,441
Over five years [Member]
Disclosure of finance lease and operating lease by lessor [Line Items]
Gross		1,744	27,913
Interest		8	739
Present Value		$ 1,736	$ 27,174